Commitments and Contingencies - Litigations in Progress (Detail) ₺ in Thousands, ₫ in Thousands, ₨ in Thousands, ₨ in Thousands, ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 KRW (₩) LegalMatter Cash_Generating_Units	Dec. 31, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 THB (฿)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 PKR (₨)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 VND (₫)
Disclosure of contingent liabilities [line items]
Claim amount				₩ 9,053,769		R$ 464,060,000
Estimated lawsuits | LegalMatter	71
Lawsuits provision [member]
Disclosure of contingent liabilities [line items]
Provision for legal contingencies and claims | ₩	₩ 61,911,000,000
POSCO HOLDINGS INC. [member]
Disclosure of contingent liabilities [line items]
Description		POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of contingent liabilities [line items]
Description		As of December 31, 2021, POSCO INTERNATIONAL Corporation has provided 30 blank promissory notes and 23 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.
POSCO ENGINEERING & CONSTRUCTION CO., LTD [member]
Disclosure of contingent liabilities [line items]
Description		As of December 31, 2021, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 36 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of ￦9,241,211 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.
POSCO ICT [member]
Disclosure of contingent liabilities [line items]
Description		As of December 31, 2021, POSCO ICT has provided 8 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.
Litigations in progress [member] | POSCO HOLDINGS INC. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	36
Claim amount | ₩				140,410,000,000
Description	Lawsuit on claim for employee right and others
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	9
Claim amount | ₩				26,235,000,000
Description	Litigation for confirmation of deposit bond and others
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | CAD [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				73,518,000,000				$ 79,000
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | India [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount				71,197,000,000			₨ 4,469,396
Description	Lawsuit on claim for payment on guarantees and others
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	6
Claim amount			$ 73,511	87,148,000,000
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | Pakistan [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				830,000,000						₨ 124,775
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				15,485,000,000		72,774,000
Description	Lawsuit on claim for payment for goods
Litigations in progress [member] | POSCO INTERNATIONAL CORPORATION [Member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount				4,024,000,000					¥ 21,605
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	98
Claim amount | ₩				397,711,000,000
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ICT [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	8
Claim amount | ₩				5,637,000,000
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ICT [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				1,614,000,000		7,586,000
Description	Lawsuit on claim for damage
Litigations in progress [member] | POSCO A&C [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	10
Claim amount | ₩				13,097,000,000
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | POSCO America Corporation [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Description	Lawsuit on claim for labor
Litigations in progress [member] | POSCO ENERGY CO., LTD. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount | ₩				14,357,000,000
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ENERGY CO., LTD. [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount			400,000	474,200,000,000
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO E&C CHINA Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount				5,784,000,000					31,051
Description	Lawsuit over contract dispute and others
Litigations in progress [member] | POSCO O&M Co., Ltd. [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount | ₩				2,256,000,000
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Thailand [Member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				5,724,000,000	฿ 160,929
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | eNtoB Corporation [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩				133,000,000
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO E&C Vietnam Co., Ltd. [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			211	250,000,000
Description	Lawsuit on claim for payment on construction
Litigations in progress [member] | POSCO SOUTH EAST ASIA PTE. LTD [Member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount			15,900	18,849,000,000
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Turkey [Member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount				21,000,000							₺ 232
Description	Lawsuit over industrial accidents and others
Litigations in progress [member] | Brazil Sao Paulo Steel Processing Center [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	4
Claim amount				818,000,000		3,844,000
Description	Lawsuit on claim for labor and others
Litigations in progress [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Brazil [Member]
Disclosure of contingent liabilities [line items]
Legal actions	89
Claim amount				41,457,000,000		R$ 194,834,000
Description	Lawsuit on claim for payment on construction and others
Litigations in progress [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			180	214,000,000
Description	Lawsuit on compensation
Litigations in progress [member] | POSCO TMC INDIA PRIVATE LIMITED [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	2
Description	Lawsuit on claim for employee laid-off and others
Litigations in progress [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				867,000,000			54,420
Description	Lawsuit on claim for damages
Litigations in progress [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				35,011,000,000			2,197,800
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO CHEMCAL CO., LTD [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩				15,383,000,000
Description	Calculation of stock purchase value
Litigations in progress [member] | POSCO M-TECH [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩				70,000,000
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO Engineering and Construction India Private Limited [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount				7,869,000,000			₨ 493,968
Description	Lawsuit on claim for payment and others
Litigations in progress [member] | POSCO INTERNATIONAL AMERICA CORP [Member] | US [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount			$ 2,500	2,964,000,000
Description	Lawsuit on claim for damages
Litigations in progress [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount | ₩				3,305,000,000
Description	Lawsuit on claim for payment
Litigations in progress [member] | POSCO Thainox Public Company Limited [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				107,000,000	฿ 3,000
Description	Lawsuit on invalidation of a check
Litigations in progress [member] | POSCO MOBILITY SOLUTION (formerly, POSCO SPS CORPORATION) [member] | Korea [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount | ₩				300,000,000
Description	Lawsuit on claim for damages and others
Litigations in progress [member] | POSCO INTERNATIONAL VIETNAM CO., LTD. [member] | Vietnam [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				30,000,000								₫ 579,407
Description	Lawsuit over contract dispute
Litigations in progress [member] | QINGDAO POHANG STAINLESS STEEL CO., LTD. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	5
Claim amount				10,467,000,000					56,194
Description	Lawsuit over contract dispute and others
Litigations in progress [member] | POSCO(Yantai) Automotive Processing Center Co., Ltd [Member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	2
Claim amount				58,000,000					313
Description	Lawsuit on claim for labor and others
Litigations in progress [member] | POSCO INTERNATIONAL (CHINA) CO., LTD [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				2,300,000,000					12,350
Description	Lawsuit over contract dispute
Litigations in progress [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member] | China [member]
Disclosure of contingent liabilities [line items]
Legal actions	1
Claim amount				₩ 10,000,000					¥ 54
Description	Lawsuit on claim for damages